Expense Example - Retail Class - Transamerica Inflation Opportunities	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R6 1 year	R6 3 years	R6 5 years	R6 10 years
USD ($)	572	782	1,010	1,662	274	541	932	2,029	66	228	403	910	65	205	357	798